RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
EBP 1998
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
At June 30, 2026 and 2025, the Plan held 4,385 and 5,811 shares, respectively, of common stock of the Company, the sponsoring employer, with a cost basis of 552,586 and €669,953 respectively. Contributions from participating Procter & Gamble companies of €88,200, €87,617 and €85,839 were recorded for the years ended June 30, 2026, 2025 and 2024 respectively.

During the years ended June 30, 2026, 2025 and 2024, the Plan recorded dividend income from The Procter & Gamble Company common stock of €15,189, €25,063 and €44,036 respectively.

Administrative expenses of €257, €233 and €179 were recorded for the years ended June 30, 2026, 2025 and 2024 respectively. These expenses were reimbursed by the participating Procter & Gamble companies.

Audit fees of £36,112, £36,112 and £34,900 were incurred for the years ended June 30, 2026, 2025 and 2024 respectively. These fees were paid by the participating Procter & Gamble companies (Note 7) on behalf of the Plan.